SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Schedule of significant legal entities

		December 31,
	Accounting method
		2012	2011
Barash Communications Technologies, Inc. ("BCTI")	Consolidated	100.0%	100.0%
Comstar-Regions	Consolidated	100.0%	100.0%
MTS Bermuda(1)	Consolidated	100.0%	100.0%
MTS Finance(2)	Consolidated	100.0%	100.0%
MTS Ukraine	Consolidated	100.0%	100.0%
RTC	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
TVT	Consolidated	100.0%	100.0%
Infocentr	Consolidated	100.0%	100.0%
Inteleca Group	Consolidated	100.0%	100.0%
Altair	Consolidated	100.0%	100.0%
Sistema Telecom	Consolidated	100.0%	100.0%
Uzdunrobita	Consolidated	100.0%	100.0%
Tascom	Consolidated	100.0%	—
Elf Group	Consolidated	100.0%	—
Intercom	Consolidated	100.0%	—
Zheleznogorsk City Telephone Communications ("ZhelGorTeleCom")	Consolidated	100.0%	—
Pilot	Consolidated	100.0%	—
TVKiK	Consolidated	100.0%	—
Metro-Telecom	Consolidated	95.0%	95.0%
Moscow City Telephone Network ("MGTS")	Consolidated	94.6%	94.1%
K-Telecom	Consolidated	80.0%	80.0%
MTS International Funding Limited ("MTS International")	Consolidated	VIE	VIE
Intellect Telecom	Equity	47.0%	47.0%
Stream	Equity	45.0%	100.0%
MTS Belarus	Equity	49.0%	49.0%
(1)
A wholly-owned subsidiary established to repurchase the Company's ADSs.

(2)
Represents beneficial ownership.

Summary of the assets and liabilities of the VIE

	December 31,
	2012	2011
Cash and cash equivalents	$28	$35
Intercompany Receivable from OJSC MTS(1)	751,617	751,617

Total assets:	$751,645	$751,652

Interest payable(2)	$1,617	$1,617
Notes payable due 2020(3)	750,000	750,000
Other payables	26	14

Total liabilities:	$751,643	$751,631

(1)
Eliminated in the Group consolidated statements of financial position

(2)
Relates to MTS International Notes due 2020, included in Accrued liabilities in the Group consolidated statements of financial position

(3)
Included in Notes payable, net of current portion, in the Group consolidated statements of financial position (Note 17)

Schedule of estimated average subscriber lives

Mobile subscribers	7 months - 5 years
Residential wireline voice phone subscribers	15 years
Residential subscribers of broadband internet service	1 year
Other fixed line subscribers	3 - 5 years